BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business Combination
Note 15: Business Combination
On August 5, 2022, the Company entered into a Business Combination Agreement with Tailwind Acquisition Corp., a Delaware corporation (“Tailwind”), with Compass Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Tailwind. On January 31, 2023 (the “Effective Date” or “Closing Date”), the Company consummated the business combination pursuant to the terms of the Agreement.
The transaction provides access to additional financing to help fund its growth initiatives through a funding agreement with Lincoln Park Capital for up to an aggregate of $100,000,000 subject to the closing of the transaction and other conditions set forth in the purchase agreement entered into between Tailwind, the Company and Lincoln Park Capital.
The Merger
Pursuant to the terms of the Business Combination Agreement, Tailwind acquired Nuburu through the merger of Merger Sub with and into Nuburu, with Nuburu surviving the merger (the “Surviving Corporation”) as a wholly owned subsidiary of Tailwind (the “Merger”). In connection with the Merger, Tailwind will be renamed “Nuburu, Inc.” (the “Post-Combination Company”) and Nuburu was renamed to “Nuburu Subsidiary, Inc.”
At the effective time of the Merger (the “Effective Time”):

•
Each share of Nuburu preferred stock, par value $0.0001 per share, including Series A Preferred Stock, Series
A-1
Preferred Stock, Series B Preferred Stock, Series
B-1
Preferred Stock, and Series C Preferred Stock (“Nuburu Preferred Stock”), issued and outstanding immediately prior to the Effective Time was canceled and converted into the right to receive the number of shares of common stock, par value $0.0001 per share, of Tailwind (“New SPAC Common Stock”) equal to the greater of (A) the quotient obtained from (x) the applicable Preferred Stock Liquidation Preference of such share of Nuburu Preferred Stock divided by (y) $10.00 (such shares of Nuburu Preferred Stock receiving a number of shares of New SPAC Common Stock, “Unconverted Preferred Stock”), and (B) the product of (x) the number of shares of Nuburu Common Stock (as defined below) that such share of Nuburu Preferred Stock would be entitled to convert into as of immediately prior to the Effective Time in accordance with Nuburu’s Certificate of Incorporation, multiplied by (y) the Common Stock Exchange Ratio.

•
Each share of Nuburu common stock, par value $0.0001 per share (“Nuburu Common Stock”) issued and outstanding was canceled and converted into the right to receive the number of shares of New SPAC Common Stock equal to the Common Stock Exchange Ratio.

•
Each outstanding option to purchase shares of Nuburu Common Stock (each such option, a “Nuburu Option”), whether vested or unvested, was converted into an option to purchase a number of shares of New SPAC Common Stock (such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Nuburu Common Stock subject to such Nuburu Option immediately prior to the Effective Time and (y) the Common Stock Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (A) the exercise price per share of such Nuburu Option immediately prior to the Effective Time divided by (B) the Common Stock Exchange Ratio. Except as specifically provided above, following the Effective Time, each Exchanged Option will continue to be governed by the same terms and conditions, including vesting and exercisability terms, as were applicable to the corresponding former Nuburu Option immediately prior to the Effective Time.

•
Each outstanding restricted stock unit granted by Nuburu (each a “Nuburu RSU”) was converted into a restricted stock unit of New SPAC Common Stock (such option, an “Exchanged RSU”) equal to the product (rounded down to the nearest whole number) of (x) the number of shares subject to a Nuburu RSU immediately prior to the Effective Time and (y) the Common Stock Exchange Ratio. Except as specifically provided above, following the Effective Time, each Exchanged RSU will continue to be governed by the same terms and conditions as were applicable to the corresponding former Nuburu RSU immediately prior to the Effective Time.

•
Each outstanding warrant to purchase shares of Nuburu Common Stock is treated in accordance with its terms, as may be amended prior to the Closing, with any amendments subject to Tailwind’s prior written consent, not to be unreasonably withheld, conditioned, or delayed.

•
Each outstanding convertible promissory note issued by Nuburu (each a “Convertible Note”) was canceled and converted into (A) shares of Nuburu Common Stock in accordance with the terms of such Convertible Note as of immediately prior to the Effective Time, which shares shall then be outstanding as of immediately prior to the Effective Time and subsequently converted into New SPAC Common Stock (and with such shares being entitled to participate in the Preferred Stock Issuance).

The “Common Stock Exchange Ratio” means the quotient obtained by dividing (x) the Aggregate Common Stock Merger Consideration by (y) the number of Fully-Diluted Company Shares. The “Aggregate Common Stock Merger Consideration” means a number of shares of New SPAC Common Stock equal to (a) 35,000,000 less (b) the aggregate number of New SPAC Common Stock issuable in respect of Unconverted Preferred Stock pursuant to Section 3.01(a)(i) of the Business Combination Agreement. “Fully-Diluted Company Shares” means an amount equal to, without duplication, (i) the aggregate number of shares of Company Capital Stock that are issued and outstanding as of immediately prior to the Effective Time on a fully-diluted, as converted-to
Company Common Stock basis, plus (ii) the aggregate number of shares of Company Common Stock issuable upon the full exercise, exchange or conversion of Company Warrants, Company Options, Company RSUs and Company Notes that are outstanding as of immediately prior to the Effective Time; provided, however, that “Fully-Diluted Shares” shall exclude (A) all Unconverted Preferred Stock and (B) certain equity set forth in the schedules to the Business Combination Agreement.
Preferred Stock Issuance
Prior to the Closing, Tailwind declared an issuance of shares of New SPAC Series A Preferred Stock to the holders of record of New SPAC Common Stock as of as of the close of business on the Closing Date (other than (a) stockholders of Nuburu who waived its entire right, title and interest in, to or under, any participation in the Preferred Stock Issuance by executing the Written Consent (which, for clarity, excludes shares of New SPAC Common Stock to be received as a result of the conversion of any Company Note) and (b) the Sponsor, who shall have waived right, title and interest in, to or under, a portion of the Preferred Stock Issuance as further described in the Sponsor Support Agreement (as defined below)), with one share of New SPAC Series A Preferred Stock to be issued in respect of each such share of New SPAC Common Stock. For clarity, any stockholder of the Company that elected to redeem their shares in connection with the Proposed Business Combination shall not participate in the Preferred Stock Issuance with respect to the shares it has so redeemed, as such holder was not a record holder of New SPAC Common Stock with respect to such shares as of the close of business on the Closing Date. The terms of the New SPAC Series A Preferred Stock are set forth in a Certificate of Designations to be filed in connection with the Closing. The issuance is conditioned upon the occurrence of the Effective Time and occur as of the close of business on the Closing Date.
The Business Combination Agreement contains customary representations, warranties and covenants by the parties thereto as further described in the Business Combination Agreement.

For additional information, refer to Tailwind’s Current Report on Form
8-K,
as filed with the SEC on January 31, 2022 and Tailwind’s Form
S-4/A,
as filed with the SEC on November 7, 2022.